Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended	114 Months Ended
	May 31, 2016	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000169568
Account Value [Line Items]
Line Graph and Table Measure Name			Moerus Worldwide Value Fund - Class N
Accumulated Value	$ 10,000	$ 10,600		$ 12,913	$ 11,132	$ 11,521	$ 10,206	$ 12,032	$ 13,631	$ 15,879	$ 20,113	$ 26,633
C000169569
Account Value [Line Items]
Line Graph and Table Measure Name			Moerus Worldwide Value Fund - Institutional Class
Accumulated Value	100,000	106,100		129,617	112,054	116,173	103,200	121,971	138,561	161,821	205,362	272,594
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index Net
Accumulated Value	10,000	10,367		12,921	12,795	14,545	16,727	19,951	17,633	19,751	24,909	29,444
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index Net
Accumulated Value	100,000	103,669		129,211	127,947	145,445	167,275	199,509	176,325	197,509	249,093	294,443
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value	10,000	10,136		12,933	11,883	13,214	14,472	15,795	13,920	15,209	17,191	21,667
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value	$ 100,000	$ 101,365		$ 129,331	$ 118,834	$ 132,138	$ 144,721	$ 157,948	$ 139,197	$ 152,088	$ 171,912	$ 216,671